Convertible Debt and Warrant	6 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Convertible Debt and Warrant

12. Convertible Debt and Warrant

On June 6, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the purchasers named therein (the “Purchasers”), pursuant to which the Company issued $3.3 million in principal amount of 8% Original Issue Discount Senior Secured Convertible Debentures (the “Debentures” or “Convertible Debt”). The Debentures were issued with an original issue discount of $0.3 million, resulting in gross proceeds of $3 million and net proceeds of approximately $2.8 million including $0.3 million deposited into a bank account as additional security for the Debentures after deducting offering expenses. At election of the holder, the Debentures are convertible into an aggregate of 660,000 shares of the Company’s Common Stock at a conversion price of $5.00 per share, subject to adjustment in whole or in part from the issuance date. The Debentures mature on December 7, 2025 (the “Maturity Date”), and bear interest at a rate of 8% per annum, payable monthly beginning one year from the issuance date.

The Company may provide an irrevocable election to redeem some or all of the then outstanding principal amount of the Debenture (in minimum increments of $0.3 million unless the outstanding principal amount is less than $0.3 million) for cash. Beginning on the November 1, 2024, the Company will be required to redeem an amount of the Debentures equal to $235.7 thousand, together with all other amounts owed to the Purchaser. Such amount shall be payable in cash or in shares of Common Stock based on a conversion price equal to the lesser of (i) the then Conversion Price and (ii) 90% of the average of the five lowest VWAPs for the 10 consecutive Trading Days ending on the trading day immediately prior to redemption date.

Provided that no event of default has occurred or is continuing, and at least 33% of the principal amount of the Debentures has either previously been repaid or converted in accordance with the terms of the Debenture, the Company may elect, by notice to the holder of the Debentures, to extend the Maturity Date by six months upon the payment of six months’ interest on the then-outstanding principal amount. The monthly redemption amount is then adjusted to correspond to the extended maturity date.

The Debentures are secured by substantially all of the assets of the Company and its domestic subsidiaries, excluding certain specified assets. Additionally, the Company’s domestic subsidiaries have provided an unconditional guarantee of the Debentures.

In connection with the issuance of the Debentures, the Company also issued warrants to purchase an aggregate of 330,000 shares of common stock at an exercise price of $5.00 per share, with a five-year term.

Upon adoption of ASU 2020-06, the Company accounted for the convertible debt along with the associated conversion feature as a single liability measured at fair value to simplify the accounting for the convertible instrument. The fair value of the convertible debt was measured using a Monte Carlo simulation model. The change in fair value is presented in other comprehensive income to the extent that it is attributable to credit risk. The remaining portion of the change in fair value is recognized in other income (expense), net in the condensed consolidated results of operations.

The Company evaluated the freestanding warrants issued in connection with issuance of the convertible debt under ASC 815 and determined that they were classified as liability on the condensed consolidated balance sheets. The fair value of the warrant on the issuance date calculated using a Monte Carlo simulation model. The proceeds from the issuance of the convertible debt were allocated to the warrants and convertible note under the relative fair value method.

The Monte Carlo simulation model required certain assumptions, including a risk-free rate of 3.78%, a credit spread of 27.4% and an estimated volatility of 62.5%, respectively as of September 30, 2024. The risk-free interest rate assumption was based on U.S. treasury constant maturity yields on the issuance date with a term corresponding to the expected length of the remaining term. The credit spread was derived based on the terms and economics of the instruments and to reconcile the model values of the basket (consisting of convertible notes and warrants) with the proceeds generated from the issuance and sale of the basket in an arm’s-length transaction on the inception date. Due to the Company’s limited trading history, the estimated volatility assumption was based upon the observed historical volatilities of the designated peer group and consideration of volatility haircut concepts, typical in practice in the valuation of convertible instruments. There was no dividend yield utilized in the Monte Carlo simulation model as the Company has not paid any cash dividends. Such assumptions were applied to both the convertible debt and warrant liability as unobservable inputs. The convertible debt and warrant were considered Level 3 in the fair value hierarchy. The Company assesses the credit spread at each reporting date in valuation to determine the amount that should be recorded to other comprehensive income.

As of the issuance date, the debenture was measured at $2,638 and the warrant was measured at $362. A total of $191 debt issuance costs was recorded in “Selling, general, and administrative expense” in the condensed consolidated statements of operations.

As of September 30, 2024, the fair value of the debenture was measured at $2,920 recorded to “Current maturities of convertible debt” and “Convertible debt, net of current maturities” in the condensed consolidated balance sheets. The warrant was measured at $480 recorded to “Accrued expenses and other current liabilities” in the condensed consolidated balance sheets. The Company recorded $295 and $400 change in the fair value of the debenture and the warrant to the “Other income (expense), net” in the condensed consolidated statements of operations for the three and six months ended September 30, 2024.